Shareholders' Equity (Details) - Schedule of stock options under the 2013 share option plan	12 Months Ended
Dec. 31, 2021 $ / shares shares
Shareholders' Equity (Details) - Schedule of stock options under the 2013 share option plan [Line Items]
Options outstanding, Number outstanding (in Shares) | shares	139,680
Options exercisable, Number exercisable (in Shares) | shares	121,155
7.60 [Member]
Shareholders' Equity (Details) - Schedule of stock options under the 2013 share option plan [Line Items]
Options outstanding, Number outstanding (in Shares) | shares	35,100
Options outstanding, Weighted average exercise price	$ 7.6
Options outstanding, Weighted average remaining contractual life	3 years 6 months 7 days
Options exercisable, Number exercisable (in Shares) | shares	16,575
Options exercisable, Weighted average exercise price	$ 7.6
Options exercisable, Weighted average remaining contractual life	3 years 6 months 10 days
7.60 [Member] | Minimum [Member]
Shareholders' Equity (Details) - Schedule of stock options under the 2013 share option plan [Line Items]
Exercise price	$ 7.6
18.90 [Member]
Shareholders' Equity (Details) - Schedule of stock options under the 2013 share option plan [Line Items]
Options outstanding, Number outstanding (in Shares) | shares	60,002
Options outstanding, Weighted average exercise price	$ 18.9
Options outstanding, Weighted average remaining contractual life	1 month 6 days
Options exercisable, Number exercisable (in Shares) | shares	60,002
Options exercisable, Weighted average exercise price	$ 18.9
Options exercisable, Weighted average remaining contractual life	1 month 6 days
18.90 [Member] | Minimum [Member]
Shareholders' Equity (Details) - Schedule of stock options under the 2013 share option plan [Line Items]
Exercise price	$ 18.9
19.85 [Member]
Shareholders' Equity (Details) - Schedule of stock options under the 2013 share option plan [Line Items]
Options outstanding, Number outstanding (in Shares) | shares	44,578
Options outstanding, Weighted average exercise price	$ 19.85
Options outstanding, Weighted average remaining contractual life	10 months 13 days
Options exercisable, Number exercisable (in Shares) | shares	44,578
Options exercisable, Weighted average exercise price	$ 19.85
Options exercisable, Weighted average remaining contractual life	10 months 13 days
19.85 [Member] | Minimum [Member]
Shareholders' Equity (Details) - Schedule of stock options under the 2013 share option plan [Line Items]
Exercise price	$ 19.85